UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09191

Name of Fund:  BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 01/31/2016

Item 1 – Report to Stockholders

JANUARY 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

BlackRock MuniYield California Quality Fund, Inc. (MCA)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)

BlackRock MuniYield Quality Fund III, Inc. (MYI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	JANUARY 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating a short-term rate hike from the Federal Reserve (“Fed”), which ultimately came to fruition in December. In contrast, the European Central Bank and the Bank of Japan moved to a more accommodative stance over the year. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Market volatility broadly increased in the latter part of 2015 and continued into 2016 given a collapse in oil prices and decelerating growth in China, while global growth and inflation failed to pick up. Oil prices were driven lower due to excess supply while the world’s largest oil producers had yet to negotiate a deal that would stabilize oil prices. In China, slower economic growth combined with a depreciating yuan and declining confidence in the country’s policymakers stoked worries about the potential impact to the broader global economy. After a long period in which global central bank policies had significant influence on investor sentiment and hence the direction of financial markets, in recent months, the underperformance of markets in Europe and Japan — where central banks had taken aggressive measures to stimulate growth and stabilize their currencies — highlighted the possibility that central banks could be losing their effectiveness.

In this environment, higher quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds outperformed risk assets including equities and high yield bonds. Large cap U.S. equities fared better than international developed and emerging markets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.77)%	(0.67)%
U.S. small cap equities (Russell 2000® Index)	(15.80)	(9.92)
International equities (MSCI Europe, Australasia, Far East Index)	(14.58)	(8.43)
Emerging market equities (MSCI Emerging Markets Index)	(16.96)	(20.91)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.05	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.36	(0.41)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.33	(0.16)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.67	2.66
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(7.75)	(6.58)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the Reporting Period Ended January 31, 2016

Municipal Market Conditions

Municipal bonds generated positive performance for the period, due to a favorable supply-and-demand environment. Interest rates were volatile in 2015 (bond prices rise as rates fall) leading up to a long-awaited rate hike from the U.S. Federal Reserve (the “Fed”) that ultimately came in December. However, ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in strong demand for fixed income investments, with municipal bonds being one of the strongest-performing sectors. Investors favored the relative stability of municipal bonds amid bouts of volatility resulting from uneven U.S. economic data, falling oil prices, global growth concerns, geopolitical risks, and widening central bank divergence — i.e., policy easing outside the United States while the Fed was posturing to commence policy tightening. During the 12 months ended January 31, 2016, municipal bond funds garnered net inflows of approximately $16 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained relatively strong from a historical perspective at $392 billion (considerably higher than the $349 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 60%) as issuers took advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of January 31, 2016
6 months: 3.67%
12 months: 2.66%

A Closer Look at Yields

From January 31, 2015 to January 31, 2016, yields on AAA-rated 30-year municipal bonds increased by 25 basis points (“bps”) from 2.50% to 2.75%, while 10-year rates fell by 1 bp from 1.72% to 1.71% and 5-year rates increased 6 bps from 0.94% to 1.00% (as measured by Thomson Municipal Market Data). The slope of the municipal yield curve remained unchanged over the 12-month period with the spread between 2- and 30-year maturities holding steady at 209 bps as the spread between 2- and 10-year maturities flattened by 26 bps and the spread between 10- and 30-year maturities steepened by 26 bps.

During the same time period, U.S. Treasury rates increased by 50 bps on 30-year bonds, 25 bps on 10-year bonds and 14 bps on 5-year bonds. Accordingly, tax-exempt municipal bonds outperformed Treasuries, most notably in the intermediate and long-end of the curve as a result of manageable supply and robust demand. In absolute terms, the positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities had become scarce. More broadly, municipal bonds benefited from the greater appeal of tax-exempt investing in light of the higher tax rates implemented in 2014. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of January 31, 2016, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the US municipal bond market. All bonds in the index are exempt from US federal income taxes or subject to the alternative minimum tax. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2016

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Funds with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Funds’ financing cost of leverage is significantly lower than the income earned on the Funds’ longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their respective, leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Funds were not leveraged. In addition, the Funds may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Funds incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment advisor will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares”), Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Fund’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	5

Fund Summary as of January 31, 2016	BlackRock MuniHoldings Quality Fund II, Inc.

Fund Overview

BlackRock MuniHoldings Quality Fund II, Inc.’s (MUE) (the “Fund”) investment objective is to provide shareholders with current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MUE
Initial Offering Date	February 26, 1999
Yield on Closing Market Price as of January 31, 2016 ($13.75)[1]	5.93%
Tax Equivalent Yield[2]	10.48%
Current Monthly Distribution per Common Share[3]	$0.068
Current Annualized Distribution per Common Share[3]	$0.816
Economic Leverage as of January 31, 2016[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MUE[1,2]	7.94%	5.49%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	9.89%	5.99%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall). Municipals also benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets.

•

The Fund’s overweight position in A-rated bonds, which outperformed higher-rated issues amid investors’ continued search for yield, made a positive contribution to performance. Holdings in longer-dated, A-rated bonds in the transportation and health care sectors made particularly strong contributions. The Fund’s positions in long-term bonds, which outpaced their short-term counterparts, aided performance. Income generated in the form of coupon payments also made a meaningful contribution to the Fund’s total return.

•

Using TOB Trusts, the Fund continued to employ leverage in order to increase income. Leverage amplifies the effect of interest rate movements, which was a positive for Fund performance during the past six months, given that yields declined.

•

The Fund’s positions in shorter-dated holdings, such as pre-refunded issues and bonds with very short call dates, detracted from performance. The Fund’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance at a time in which yields fell.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock MuniHoldings Quality Fund II, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$13.75	$13.13	4.72%	$13.75	$12.79
Net Asset Value	$14.82	$14.48	2.35%	$14.85	$14.29

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation
	1/31/16	7/31/15
Transportation	40%	37%
County/City/Special District/School District	25	25
Utilities	13	14
Health	10	11
State	6	7
Education	3	2
Housing	1	1
Tobacco	1	1
Corporate	1	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	1/31/16	7/31/15
AAA/Aaa	5%	6%
AA/Aa	59	65
A	30	26
BBB/Baa	2	3
N/R	4	—	[2]

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Represents less than 1% of Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	1%
2017	1
2018	24
2019	14
2020	4

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	7

Fund Summary as of January 31, 2016	BlackRock MuniYield California Quality Fund, Inc.

Fund Overview

BlackRock MuniYield California Quality Fund, Inc.’s (MCA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MCA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2016 ($15.76)[1]	5.56%
Tax Equivalent Yield[2]	11.33%
Current Monthly Distribution per Common Share[3]	$0.073
Current Annualized Distribution per Common Share[3]	$0.876
Economic Leverage as of January 31, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.93%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2016, was decreased to $0.07 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MCA[1,2]	10.24%	4.69%
Lipper California Municipal Debt Funds[3]	10.81%	5.97%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall). Municipals also benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets. California municipal bonds outperformed the national tax-exempt market, reflecting the improvement in state finances that resulted from the combination of austerity measures and steady revenues from a diversified economy. In addition, the market benefited from the robust demand for tax-exempt investments in a state with a high income tax.

•

The Fund’s positions in longer-term bonds made a strong contribution to performance at a time in which yields fell. Its investments in AA-rated credits in the school district, transportation and health care sectors also aided performance. AA-rated bonds generally experienced rising valuations as a result of California’s improving credit profile. On a sector basis, investments in health care and utilities made the largest contributions to performance. The Fund was also helped by having a zero-weighting in Puerto Rico credits, which fell in price as the deterioration of the Commonwealth’s finances led it to pursue additional debt restructuring efforts.

•

Using TOB Trusts, the Fund continued to employ leverage in order to increase income at a time when the municipal yield curve was steep and short-term interest rates remained low. Leverage amplifies the effect of interest rate movements, which was a positive for Fund performance during the past six months, given that yields declined.

•	The Fund’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance at a time in which yields fell.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock MuniYield California Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$15.76	$14.71	7.14%	$15.81	$14.53
Net Asset Value	$16.39	$16.11	1.74%	$16.46	$15.91

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation
	1/31/16	7/31/15
County/City/Special District/School District	40%	39%
Utilities	20	25
Health	13	9
Transportation	12	10
Education	9	12
State	5	5
Corporate	1	—

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	1/31/16	7/31/15
AAA/Aaa	10%	12%
AA/Aa	77	77
A	12	11
N/R	1	—

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2016	4%
2017	12
2018	10
2019	17
2020	7

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	9

Fund Summary as of January 31, 2016	BlackRock MuniYield New York Quality Fund, Inc.

Fund Overview

BlackRock MuniYield New York Quality Fund, Inc.’s (MYN) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYN
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2016 ($13.63)[1]	5.46%
Tax Equivalent Yield[2]	11.05%
Current Monthly Distribution per Common Share[3]	$0.062
Current Annualized Distribution per Common Share[3]	$0.744
Economic Leverage as of January 31, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MYN[1,2]	6.74%	6.17%
Lipper New York Municipal Debt Funds[3]	7.70%	5.45%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall). Municipals also benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets. New York municipal bonds outperformed the national tax-exempt market, as the state’s healthy economy, robust overall financial position and general lack of pension-funding issues contributed to strong investor demand.

•

At a time of falling yields, the Fund’s positions in longer-duration and longer-dated bonds generally provided the largest absolute returns. (Duration is a measure of interest-rate sensitivity). The Fund’s positions in the transportation, education, tax-backed (state and local), and utilities sectors made positive contributions to performance. The Fund’s exposure to lower-coupon and zero-coupon bonds, both of which outperformed, also benefited returns. The Fund’s exposure to higher-yielding, lower-rated bonds in the investment grade category aided performance, as this market segment outperformed during the period.

•

Using TOB Trusts, the Fund continued to employ leverage in order to increase income at a time when the municipal yield curve was steep and short-term interest rates remained low. Leverage amplifies the effect of interest rate movements, which was a positive for Fund performance during the past six months, given that yields declined.

•	The Fund’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance at a time in which yields fell.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock MuniYield New York Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$13.63	$13.13	3.81%	$13.74	$12.79
Net Asset Value	$14.62	$14.16	3.25%	$14.67	$14.00

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation
	1/31/16	7/31/15
County/City/Special District/School District	21%	21%
Transportation	22	20
Education	18	18
State	14	15
Utilities	14	14
Health	6	6
Housing	2	3
Corporate	2	2
Tobacco	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	1/31/16	7/31/15
AAA/Aaa	17%	15%
AA/Aa	62	59
A	16	20
BBB/Baa	2	3
BB/Ba	1	1
N/R2	2	2
[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of January 31, 2016 and July 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade each represents 1% and less than 1%, respectively, of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	4%
2017	9
2018	7
2019	7
2020	6

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	11

Fund Summary as of January 31, 2016	BlackRock MuniYield Quality Fund III, Inc.

Fund Overview

BlackRock MuniYield Quality Fund III, Inc.’s (MYI) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYI
Initial Offering Date	March 27, 1992
Yield on Closing Market Price as of January 31, 2016 ($14.94)[1]	5.94%
Tax Equivalent Yield[2]	10.49%
Current Monthly Distribution per Common Share[3]	$0.074
Current Annualized Distribution per Common Share[3]	$0.888
Economic Leverage as of January 31, 2016[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MYI[1,2]	9.72%	5.41%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	9.89%	5.99%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall). Municipals also benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets.

•

The largest positive contribution to performance came from the Fund’s duration exposure, as municipal yields fell significantly during the reporting period. (Duration is a measure of interest-rate sensitivity). Income in the form of coupon payments made up a meaningful portion of the Fund’s total return. Performance also benefited from the Fund’s investments in the transportation sector.

•

Using TOB Trusts, the Fund continued to employ leverage in order to increase income at a time when the municipal yield curve was steep and short-term interest rates remained low. Leverage amplifies the effect of interest rate movements, which was a positive for Fund performance during the past six months, given that yields declined.

•	The Fund’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance at a time in which yields fell.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock MuniYield Quality Fund III, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$14.94	$14.04	6.41%	$15.01	$13.71
Net Asset Value	$15.12	$14.79	2.23%	$15.17	$14.53

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation
	1/31/16	7/31/15
Transportation	27%	24%
Utilities	18	16
State	17	17
County/City/Special District/School District	14	18
Health	12	11
Education	8	9
Corporate	2	2
Housing	1	2
Tobacco	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	1/31/16	7/31/15
AAA/Aaa	7%	9%
AA/Aa	65	65
A	22	20
BBB/Baa	5	6
N/R	1	—

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2016	3%
2017	14
2018	21
2019	13
2020	3

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	13

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$5,225	$6,090,992
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,047,000

		7,137,992
California — 25.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,636,153
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 5.00%, 11/15/46 (b)	1,535	1,784,146
Series B, 6.00%, 8/15/42	2,865	3,455,906
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	880	884,189
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,800	2,193,138
5.25%, 5/01/33	1,410	1,641,381
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.00%, 5/01/44	1,860	2,085,358
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,723,508
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,206,280
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,856,020
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	3,175	3,548,888
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,249,325
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	2,445	2,995,810
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	4,000	4,269,840
Election of 2008, Series C, 5.25%, 8/01/39	2,000	2,332,460
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,833,120
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	2,670	3,161,387
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,350,635
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (a)	3,190	3,260,914

Municipal Bonds	Par (000)	Value
California (continued)
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	$5,000	$6,235,000
5.50%, 11/01/31	3,130	3,885,331
5.50%, 11/01/33	3,000	3,716,700
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	1,260	1,516,486
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	940	1,134,862
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	7,580	9,018,684

		83,975,521
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,789,740
5.50%, 11/15/30	565	669,887
5.50%, 11/15/31	675	797,134
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,696,726

		6,953,487
Florida — 20.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	487,632
City of Miami Beach Florida Parking Revenue, RB, 5.00%, 9/01/45	1,000	1,142,270
County of Broward Florida Airport System, ARB, Series A, AMT:
5.13%, 10/01/38	5,665	6,380,886
5.00%, 10/01/45	1,440	1,615,867
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,551,980
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,828,450
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	490	491,005
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,765	2,044,400
Series A, 5.50%, 10/01/42	3,000	3,505,980
Series B, AMT, 6.25%, 10/01/38	800	995,584
Series B, AMT, 6.00%, 10/01/42	1,060	1,265,216
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,749,145
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
5.00%, 10/01/31	5,155	5,836,079
5.00%, 10/01/32	5,000	5,643,000
Miami International Airport (AGM), 5.25%, 10/01/41	4,610	5,017,017

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority

ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District

LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A (continued):
Miami International Airport (AGM), 5.50%, 10/01/41	$4,180	$4,606,109
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	8,470,276
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,805	2,142,535
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	6,965	8,208,740

		67,982,171
Hawaii — 1.6%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	885,847
5.25%, 8/01/26	1,205	1,439,373
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	2,805	3,140,141

		5,465,361
Illinois — 16.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,335,560
Series C, 6.50%, 1/01/41	9,085	10,963,778
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A:
5.00%, 1/01/41	1,140	1,247,479
AMT, 5.50%, 1/01/28	1,000	1,175,000
AMT, 5.50%, 1/01/29	1,500	1,753,215
AMT, 5.38%, 1/01/33	2,000	2,283,460
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	3,400	3,888,852
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,240,438
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,639,950
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,985	3,181,413
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,460,665
5.50%, 12/01/38	1,980	2,297,909
5.25%, 12/01/43	5,500	6,198,775
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,780,943
6.00%, 6/01/28	670	806,365
State of Illinois, GO:
5.25%, 2/01/31	1,495	1,639,103
5.25%, 2/01/32	2,320	2,530,262
5.50%, 7/01/33	1,000	1,122,070
5.50%, 7/01/38	700	775,838
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,783,600

		54,104,675
Indiana — 1.0%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	460	498,180
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,675,635

		3,173,815
Louisiana — 1.4%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	2,225	2,611,149

Municipal Bonds	Par (000)	Value
Louisiana —(continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$2,020	$2,224,767

		4,835,916
Massachusetts — 0.5%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,568,085
Michigan — 2.3%
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,960,702
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	3,115	3,705,729

		7,666,431
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	305	351,979
6.50%, 11/15/38	1,670	1,893,763

		2,245,742
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,405	3,229,218
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,177,400

		4,406,618
Nevada — 2.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,606,788
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,000	5,415,400

		9,022,188
New Jersey — 5.6%
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	1,940	2,162,731
(AGM), 5.00%, 1/01/31	1,355	1,521,828
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,833,772
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	990	1,125,689
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,030	3,278,430
Series A (AGC), 5.63%, 12/15/28	2,930	3,312,658
Series AA, 5.50%, 6/15/39	3,040	3,351,144

		18,586,252
New York — 7.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,848,433
Water & Sewer System, 5.38%, 6/15/43	2,220	2,604,460
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	940	1,094,404
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	10,103,355
Series A-1, 5.25%, 11/15/39	1,550	1,836,843
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,305,400

		25,792,895

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	15

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	$2,500	$2,995,050
Pennsylvania — 3.5%
Pennsylvania Turnpike Commission, RB, Series B:
5.00%, 12/01/40	3,500	4,008,935
5.00%, 12/01/45	3,000	3,411,870
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/37	2,500	2,894,700
5.25%, 6/01/43	1,100	1,258,004

		11,573,509
South Carolina — 5.4%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,474,099
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	2,940	3,475,697
5.50%, 7/01/41	2,500	2,857,625
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,870	2,097,972
South Carolina State Public Service Authority, Refunding RB, Obligations, Series C, 5.00%, 12/01/46	2,000	2,250,580
State of South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19	200	227,034
5.50%, 1/01/19	2,300	2,607,303

		17,990,310
Tennessee — 0.3%
Metropolitan Nashville Airport Authority, RB, Series B, AMT, 5.00%, 7/01/40	940	1,064,409
Texas — 19.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	2,345	2,721,842
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,819,436
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	620	717,569
6.50%, 7/01/37	2,380	2,692,637
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	4,555	5,066,618
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,782,928
Series H, 5.00%, 11/01/37	1,810	1,997,950
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,155	2,570,872
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	7,000	8,289,260
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 5.63%, 1/01/18 (a)	4,895	5,350,529
1st Tier System, Series A, 5.63%, 1/01/33	6,080	6,555,760
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,129,400
1st Tier System, Series S, 5.75%, 1/01/18 (a)	6,690	7,328,493
1st Tier System, Series SE, 5.75%, 1/01/40	145	157,498
1st Tier System, Series SE, 5.75%, 1/01/40	5,740	6,206,145
Series B, 5.00%, 1/01/40	1,980	2,248,349
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,070	1,243,543

		63,878,829

Municipal Bonds	Par (000)	Value
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	$945	$1,078,188
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	2,195	2,545,454

		3,623,642
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,794,320
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,186,041

		4,980,361
Total Municipal Bonds — 122.6%		409,023,259

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	9,937,431
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,531,308
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	1,699	1,931,299
Florida — 4.2%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	14,086,875
Illinois — 5.6%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/38	5,000	5,302,850
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	3,967	4,189,454
State of Illinois Toll Highway Authority, RB, Senior:
Priority, Series A, 5.00%, 1/01/40	1,980	2,278,696
Series B, 5.00%, 1/01/40	6,148	7,093,383

		18,864,383
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,583,356
Nevada — 6.2%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	10,000	11,252,600
Series B, 5.50%, 7/01/29	8,247	9,436,633

		20,689,233
New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	4,113,413
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	1,500	1,605,188

		5,718,601

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York — 7.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	5,958	6,815,912
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,557,755
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,735,902
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	4,400	5,146,326

		23,255,895
Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,900,796
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,504	2,742,138

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.5%		$108,241,315
Total Long-Term Investments (Cost — $465,063,339) — 155.1%		517,264,574

Short-Term Securities	Shares
BlackRock Liquidity Funds: Muni Cash, 0.02% (e)(f)	136,026	136,026
Total Short-Term Securities (Cost — $136,026) — 0.0%		136,026
Total Investments (Cost — $465,199,365) — 155.1%		517,400,600
Other Assets Less Liabilities — 1.5%		4,794,674
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.3)%		(57,562,557)
VMTP Shares, at Liquidation Value — (39.3)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$333,632,717

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019, is $4,822,883. See Note 4 of the Notes to Financial Statements for details.

(e)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds: Muni Cash	—	136,026	136,026	—
FFI Institutional Tax-Exempt Fund	5,506,208	(5,506,208)	—	$279

(f)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(53)	5-Year U.S. Treasury Note	March 2016	$6,395,609	$(101,202)
(66)	10-Year U.S. Treasury Note	March 2016	$8,552,156	(196,358)
(26)	Long U.S. Treasury Bond	March 2016	$4,186,813	(164,312)
(5)	Ultra U.S. Treasury Bond	March 2016	$830,938	(34,913)
Total				$(496,785)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	17

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$496,785	—	$496,785

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) From:
Financial futures contracts	—	—	—	—	$(186,176)	—	$(186,176)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(460,829)	—	$(460,829)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$14,309,996

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$517,264,574	—	$517,264,574
Short-Term Securities	$136,026	—	—	136,026

Total	$136,026	$517,264,574	—	$517,400,600

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(496,785)	—	—	$(496,785)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$264,800	—	—	$264,800
Liabilities:
TOB Trust Certificates	—	$(57,551,836)	—	(57,551,836)
VMTP Shares	—	(131,000,000)	—	(131,000,000)

Total	$264,800	$(188,551,836)	—	$(188,287,036)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 88.9%
Corporate — 2.4%
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., AMT:
Series A-1, 3.38%, 7/01/25	$4,000	$4,272,720
Series B-1, 3.00%, 11/01/25	6,025	6,244,490
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,816,443

		13,333,653
County/City/Special District/School District — 33.7%
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,250	2,872,260
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 3/01/32	1,050	1,230,537
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,287,320
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,783,125
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	9,045	10,325,320
County of Riverside California Public Financing Authority, RB, Capital Facility Project, 5.25%, 11/01/45	10,000	11,825,300
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,755	3,357,932
Fremont Union High School District, GO, Refunding, 4.00%, 8/01/40	2,500	2,674,825
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,725	3,225,555
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,560,957
5.75%, 8/01/35	8,400	10,021,200
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,500	3,170,975
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,880	2,235,715
Imperial Irrigation District, Series A, Electric System Revenue:
5.13%, 11/01/18 (a)	4,085	4,562,291
5.13%, 11/01/38	915	1,013,481
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,901,606
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,075	2,334,956
Merced Union High School District, GO, CAB, Refunding (AGM) (b):
0.00%, 8/01/40	3,125	991,375
0.00%, 8/01/42	3,375	952,796
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	4,500	5,319,540
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	8,140	9,630,353
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	8,428,422
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,196,887
Perris Union High School District, GO, Election of 2012, Series B, 5.25%, 9/01/39	2,715	3,233,158
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,219,380

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM) (continued):
5.63%, 8/01/18 (a)	$4,500	$5,043,870
Placentia-Yorba Linda Unified School District, GO, Refunding, 5.00%, 8/01/32	3,490	4,227,402
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,501,550
San Diego Unified School District, GO, CAB, Series C (b):
Election of 2008, 0.00%, 7/01/42	2,900	1,010,534
Election of 2008, 0.00%, 7/01/43	1,000	333,930
Election of 2008, 0.00%, 7/01/45	1,300	401,895
0.00%, 7/01/47	830	236,475
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,570	2,605,209
5.75%, 5/01/42	4,500	5,350,140
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A:
5.00%, 6/01/32	3,375	3,974,569
5.00%, 6/01/39	5,800	6,686,704
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	7,386,680
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,591,090
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,424,208
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/41	7,680	9,313,766
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	7,278,295
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,589,740
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,991,450

		190,302,773
Education — 1.4%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,293,455
University of California, RB, 5.25%, 5/15/36	3,680	4,458,246

		7,751,701
Health — 10.8%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	11,390,500
Providence Health Services, Series B, 5.50%, 10/01/39	4,205	4,805,306
Series A, 3.25%, 11/15/36 (c)	950	934,429
Sutter Health, Series A, 5.25%, 11/15/46	6,970	7,207,747
Sutter Health, Series B, 6.00%, 8/15/42	7,715	9,306,219
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	5,500	6,322,525
Dignity Health, 6.00%, 7/01/34	2,370	2,735,596
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series B, 5.25%, 3/01/45	6,000	6,022,980
Sutter Health, Series A, 6.00%, 8/15/42	5,130	6,152,922
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	865	921,995
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,860	3,213,038

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	19

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
Township of Washington Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	$1,625	$1,971,466

		60,984,723
State — 7.5%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,500	6,589,220
6.00%, 4/01/38	17,180	19,831,905
6.00%, 11/01/39	3,510	4,143,836
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,327,150
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	3,190,168
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	3,365	4,026,054

		42,108,333
Transportation — 17.4%
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	11,164,857
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	705	708,356
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	989,541
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,551,350
2nd Series 34E (AGM), 5.75%, 5/01/25	3,500	3,878,455
2nd Series A, 5.25%, 5/01/33	1,900	2,211,790
Series A, 5.00%, 5/01/39	6,175	6,975,527
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.00%, 5/01/40	3,785	4,261,039
City of Los Angeles California Department of Airports, ARB:
AMT, Series D, 5.00%, 5/15/35	2,000	2,329,320
AMT, Series D, 5.00%, 5/15/36	1,500	1,741,695
Los Angeles International Airoport, Sub-Series B, 5.00%, 5/15/40	2,500	2,831,825
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	4,760	5,413,738
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,685,376
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,349,650
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	8,570	9,307,020
Senior Series B, AMT (AGM), 5.25%, 7/01/39	4,995	5,396,049
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,555	6,160,106
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,500	5,353,920
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 7/01/40	6,350	7,176,834
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/39	2,760	3,130,916
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,273,177

		97,890,541

Municipal Bonds	Par (000)	Value
California (continued)
Utilities — 15.7%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	$5,000	$5,885,000
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	9,241,360
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,328,580
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	11,691,200
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/31	6,280	7,202,406
5.00%, 11/01/36	5,335	6,386,902
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	4,895	5,321,404
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	4,000	4,776,920
East Bay California Municipal Utility District, Refunding RB, Sub-Series A, 5.00%, 6/01/30	5,000	5,789,400
East Bay California Municipal Utility District Wastewater System Revenue, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (a)	2,500	2,651,600
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A (NPFGC), 5.00%, 6/01/17 (a)	3,000	3,181,020
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	5,000	5,920,800
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,888,000
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	2,000	2,272,220

		88,536,812
Total Municipal Bonds — 88.9%		500,908,536

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 71.1%
County/City/Special District/School District — 30.5%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	8,254,329
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	10,000	11,227,700
City of Los Angeles Department of Airports, Series D, AMT, 5.00%, 5/15/41	13,311	15,212,598
County of San Luis Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	6,975,027
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/17 (a)	12,150	12,969,639
Los Angeles Community College District California, GO, Series A (a):
Election of 2001 (AGM), 5.00%, 8/01/17	12,000	12,809,520
Election of 2001 (NPFGC), 5.00%, 8/01/17	26,438	28,220,989
Election of 2003, Series F-1, 5.00%, 8/01/18	12,000	13,264,560
Los Angeles Community College District California, GO, Refunding, Election of 2008, 6.00%, 8/01/19 (a)	9,596	11,300,218
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,642,400

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	$15,140	$17,778,599
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/16 (a)	10,000	10,239,400
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	17,000	18,222,300

		172,117,279
Education — 13.6%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,662,210
University of California, RB:
Series AM, 5.25%, 5/15/44	9,210	10,884,378
Series O, 5.75%, 5/15/19 (a)	11,190	12,974,842
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	13,002	15,306,649
Series I, 5.00%, 5/15/40	21,105	24,692,325

		76,520,404
Health — 9.1%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 8/15/43	24,940	28,873,537
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,860	22,500,585

		51,374,122
Transportation — 1.1%
City of Los Angeles California Department of Airports, RB, Senior Revenue, Series A, AMT, 5.00%, 5/15/40	5,500	6,295,025
Utilities — 16.8%
Anaheim Public Financing Authority, RB, Refunding, Series A:
5.00%, 5/01/39	6,000	6,857,340
5.00%, 5/01/46	13,500	15,271,065
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	4,380	4,946,203

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Utilities (continued)
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	$5,029	$5,328,890
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	6,290	7,391,756
Country of San Mateo Community College District, GO, Series A, 5.00%, 9/01/45	17,615	20,821,245
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (a)	1,412	1,553,935
5.00%, 5/01/33	7,098	7,707,328
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	14,330,638
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	10,168,189

		94,376,589
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 71.1%		400,683,419
Total Long-Term Investments (Cost — $832,993,800) — 160.0%		901,591,955

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (e)(f)	3,143,056	3,143,056
Total Short-Term Securities (Cost — $3,143,056) — 0.5%		3,143,056
Total Investments (Cost — $836,136,856) — 160.5%		904,735,011
Other Assets Less Liabilities — 1.0%		5,835,320
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.0)%		(180,416,813)
VRDP Shares, at Liquidation Value — (29.5)%		(166,500,000)

Net Assets Applicable to Common Shares — 100.0%		$563,653,518

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(e)	During the period ended January 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BIF California Municipal Money Fund	12,279,624	(9,136,568)	3,143,056	—

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	21

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(71)	10-Year U.S. Treasury Note	March 2016	$9,200,047	$(194,182)
(62)	5-Year U.S. Treasury Note	March 2016	$7,481,656	(106,548)
(33)	Long U.S. Treasury Bond	March 2016	$5,314,031	(192,181)
(10)	Ultra U.S. Treasury Bond	March 2016	$1,661,875	(66,615)
Total				$(559,526)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$559,526	—	$559,526

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	—	—	$(29,183)	—	$(29,183)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(516,412)	—	$(516,412)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$18,773,633

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$901,591,955	—	$901,591,955
Short-Term Securities	$3,143,056	—	—	3,143,056

Total	$3,143,056	$901,591,955	—	$904,735,011

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(559,526)	—	—	$(559,526)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$331,750	—	—	$331,750
Liabilities:
Bank overdraft	—	$(19,618)	—	(19,618)
TOB Trust Certificates	—	(180,392,588)	—	(180,392,588)
VRDP Shares	—	(166,500,000)	—	(166,500,000)

Total	$331,750	$(346,912,206)	—	$(346,580,456)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	23

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 120.8%
Corporate — 2.8%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$930	$1,007,590
County of Onondaga New York Industrial Development Agency, RB, AMT, 5.75%, 3/01/24	2,500	3,181,275
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,725	7,066,539
State of New York Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	4,750	4,766,008

		16,021,412
County/City/Special District/School District — 27.6%
City of New York New York, GO, Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	1,300	1,563,523
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	579,121
Fiscal 2014, Series E, 5.00%, 8/01/32	2,040	2,437,882
Series E, 5.50%, 8/01/25	6,230	8,001,687
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,271,516
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,493,582
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,763,571
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,000	7,000,500
4.00%, 11/15/45	1,200	1,272,828
5.00%, 11/15/45	13,995	16,225,803
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	6,865	8,080,586
5.00%, 7/01/33	1,675	1,921,594
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	5,000	2,053,300
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (a)	4,330	1,479,864
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,136,390
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,400	6,573,120
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,793,330
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,299,928
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,812,795
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,168,310
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,969,205
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,988,167
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,742,760
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,797,986
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,160,910

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	$2,305	$2,688,160
5.25%, 5/01/32	1,000	1,164,600
County of Erie New York Industrial Development Agency, Refunding RB:
5.00%, 5/01/29	4,060	4,991,689
City School District of Buffalo Project, 5.00%, 5/01/28	1,000	1,238,660
Haverstraw-Stony Point Central School District, GO, Refunding, 3.00%, 10/15/34	940	940,620
Hudson Yards Infrastructure Corp., RB:
Series A (AGC), 5.00%, 2/15/47	550	571,824
Series A (AGC), 5.00%, 2/15/47	4,300	4,470,624
Series A (AGM), 5.00%, 2/15/47	4,580	4,761,734
Series A (NPFGC), 4.50%, 2/15/47	14,175	14,620,520
Series A (NPFGC), 5.00%, 2/15/47	4,665	4,845,629
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,977,576
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,247,420
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,508,680
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,201,878
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	4,725	5,283,873
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,441,922
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC), 6.40%, 4/01/17	555	592,335

		160,136,002
Education — 23.2%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	283,985
5.00%, 12/01/32	100	113,347
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,136,580
Build New York City Resource Corp., Refunding RB:
5.00%, 7/01/41	1,065	1,190,329
4.00%, 7/01/45	370	371,195
Series A, 5.00%, 6/01/43	525	592,027
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	113,639
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	2,265	2,647,626
American Museum of Natural History, Series A, 5.00%, 7/01/41	825	947,636
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,937,376
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,414,665
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,096,570
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	845,843
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,740	6,492,973

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	$815	$942,833
5.00%, 7/01/43	2,940	3,375,208
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,295,644
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,440	1,658,246
4.00%, 7/01/39	740	793,421
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,388,099
5.00%, 12/01/36	1,150	1,346,984
County of Rensselaer New York Industrial Development Agency, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,255,377
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	562,450
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	579,855
5.25%, 7/01/36	860	987,340
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	774,630
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,435,262
Fordham University, Series A, 5.00%, 7/01/28	325	386,542
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,855,180
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,390,725
New School (AGM), 5.50%, 7/01/43	4,050	4,666,531
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	665	756,092
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	6,314,583
New York University, Series B, 5.00%, 7/01/34	1,000	1,125,610
New York University, Series B, 5.00%, 7/01/37	600	705,204
New York University, Series B, 5.00%, 7/01/42	3,240	3,719,844
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,200,080
Series C, 5.00%, 12/15/16 (b)	3,000	3,118,740
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	911,456
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,313,856
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,724,835
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,197,530
Barnard College, Series A, 5.00%, 7/01/34	1,150	1,362,417
Barnard College, Series A, 4.00%, 7/01/36	765	820,225
Barnard College, Series A, 4.00%, 7/01/37	400	425,844
Barnard College, Series A, 5.00%, 7/01/43	2,500	2,874,475
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,141,610
Fordham University, 5.00%, 7/01/44	2,130	2,422,832
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,855,216

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/17 (b)	$6,100	$6,483,995
New York University, Series A, 5.00%, 7/01/31	3,955	4,735,203
New York University, Series A, 5.00%, 7/01/37	4,775	5,612,248
Rochester Institute of Technology, 4.00%, 7/01/32	2,355	2,504,331
Rochester Institute of Technology, 5.00%, 7/01/42	750	844,478
St. John’s University, Series A, 5.00%, 7/01/37	2,680	3,102,743
State University Dormitory Facilities, 5.00%, 7/01/32	500	600,625
State University Dormitory Facilities, 5.00%, 7/01/33	1,140	1,364,158
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	5,084,298
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	10,523,491
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,692,670

		134,416,807
Health — 9.4%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,447,016
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/30	250	289,080
5.50%, 4/01/34	490	562,584
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	830	937,942
5.00%, 12/01/37	350	391,370
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,619,879
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	625	710,925
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	2,019,388
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,231,540
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	6,500	6,881,875
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,500	1,505,490
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	3,990,132
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,100	1,266,177
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	2,075	2,384,860
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,058,480
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	800	846,784
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (b)	1,500	1,595,085

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	25

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB, Series A (continued):
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	$3,525	$4,165,915
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	4,000	4,466,480
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	9,220	10,369,181

		54,740,183
Housing — 2.5%
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	772,702
Series A-1-A, 5.45%, 11/01/46	1,335	1,361,860
Series H-1, 4.70%, 11/01/40	1,340	1,358,907
Series H-2-A, 5.20%, 11/01/35	840	863,806
Series H-2-A, 5.35%, 5/01/41	600	619,344
City of New York New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 2/15/48	1,230	1,323,763
Sustainable Neighborhood, Series G, 3.85%, 11/01/45	2,525	2,551,108
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,452,922
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	395	396,442
6.25%, 2/01/31	1,125	1,127,959
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,510,515

		14,339,328
State — 15.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,748,858
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,636,420
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,219,125
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,696,125
Fiscal 2015, Series S-1, 5.00%, 7/15/43	3,570	4,079,118
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	5,000	5,188,100
Series S-2 (NPFGC), 4.25%, 1/15/34	4,025	4,135,084
City of New York New York Transitional Finance Authority, RB, Series S-1, 5.00%, 7/15/37	2,000	2,348,300
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/31	3,905	4,039,644
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	1,500	1,704,375
Sub-Series B-1, 5.00%, 11/15/31	3,465	4,101,832
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	11,835	13,275,675
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,172,810
General Purpose, Series B, 5.00%, 3/15/42	7,500	8,586,450
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,945,843
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,306,243
Series B, 5.00%, 3/15/37	2,000	2,400,780
State Personal Income Tax, Series A, 5.00%, 2/15/43	1,000	1,138,380

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB (continued):
State Supported Debt, Series A, 5.00%, 3/15/44	$5,550	$6,392,712
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/17 (b)	550	590,249
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series A (AMBAC), 5.00%, 4/01/16 (b)	4,380	4,416,047
2nd General Highway & Bridge Trust, Series B, 5.00%, 4/01/27	1,500	1,599,690
Transportation, Series A, 5.00%, 3/15/32	1,130	1,332,745
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,358,840

		91,413,445
Tobacco — 1.1%
Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	2,190	2,171,560
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,650	1,901,114
5.25%, 5/15/40	2,250	2,546,797

		6,619,471
Transportation — 22.1%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,178,250
Series A, 5.00%, 11/15/30	1,000	1,177,480
Series A-1, 5.25%, 11/15/33	2,565	3,095,929
Series A-1, 5.25%, 11/15/34	2,840	3,416,634
Series C, 6.50%, 11/15/28	3,200	3,704,512
Series D, 5.25%, 11/15/41	3,450	4,088,250
Series E, 5.00%, 11/15/38	7,785	8,994,244
Series E, 5.00%, 11/15/43	4,000	4,573,080
Series H, 5.00%, 11/15/25	1,000	1,215,900
Series H, 5.00%, 11/15/31	1,690	2,016,931
Sub-Series B, 5.00%, 11/15/25	3,250	3,974,360
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/29	1,000	1,193,090
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	4,068,715
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,560	1,666,423
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,858,700
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,101,450
Consolidated, 183rd Series, 4.00%, 6/15/44	3,000	3,190,950
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,341,968
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,317,988
179th Series, 5.00%, 12/01/38	1,390	1,633,778
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	6,090	6,212,287
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,310,480
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	735	751,589
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	840,150
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,128,550
Consolidated, 189th Series, 5.00%, 5/01/45	2,875	3,331,521

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Series G (AGM), 5.75%, 12/01/25	$3,500	$3,593,800
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	2,225	2,725,136
5.00%, 1/01/31	1,500	1,807,515
General, Series I, 5.00%, 1/01/37	4,750	5,473,235
General, Series I, 5.00%, 1/01/42	3,250	3,706,137
General, Series K, 5.00%, 1/01/32	2,000	2,394,060
Series J, 5.00%, 1/01/41	6,275	7,111,395
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,192,507
5.00%, 11/15/45	1,500	1,757,070
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	12,500	7,314,875
General, Series A, 5.00%, 11/15/38	1,000	1,153,270
General, Series A, 5.25%, 11/15/45	1,460	1,742,963
General, Series A, 5.00%, 11/15/50	4,500	5,213,205
Series C, 5.00%, 11/15/38	2,000	2,208,860
Sub-Series A, 5.00%, 11/15/28	2,500	3,013,700
Sub-Series A, 5.00%, 11/15/29	875	1,049,361

		128,840,298
Utilities — 16.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	2,000	2,034,620
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,722,675
Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,148,450
Fiscal 2011, Series GG, 5.00%, 6/15/43	1,000	1,149,010
Fiscal 2015, Series HH, 5.00%, 6/15/39	3,000	3,524,700
Series DD, 5.00%, 6/15/32	6,750	7,382,677
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	3,775	4,308,861
Series B, 5.00%, 9/01/45	1,330	1,518,049
Long Island Power Authority, Refunding RB:
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,015	1,154,745
General, Electric Systems, Series A, 5.00%, 9/01/44	1,875	2,128,163
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	1,500	1,744,350
General, Electric Systems, Series B (AGM), 5.00%, 6/01/16 (b)	4,000	4,062,880
Series A, 5.00%, 9/01/34	1,000	1,164,410
State of New York Environmental Facilities Corp., RB:
5.00%, 3/15/45	5,145	5,970,052
Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	1,195	1,401,221
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	1,040	1,137,479
Series A, 5.00%, 6/15/40	4,275	5,030,393
Series A, 5.00%, 6/15/45	18,920	22,026,096
Series B, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	2,100	2,446,038
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,764,764

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	$3,130	$3,213,289
Series E, 5.00%, 12/15/41	9,960	11,598,619
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,185	1,368,616

		93,000,157
Total Municipal Bonds in New York		699,527,103

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,559,635

Puerto Rico — 0.9%
Housing — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,580	4,962,384
Total Municipal Bonds - 122.0%		706,049,122

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 36.4%
County/City/Special District/School District — 5.3%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	1,064	1,212,265
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	14,400	16,470,144
Sub-Series I-1, 5.00%, 3/01/36	3,500	4,081,350
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,676,843
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	4,238,333

		30,678,935
Education — 5.9%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,340,575
State of New York Dormitory Authority, LRB, State University Dormitory Facilities:
5.00%, 7/01/35	5,198	6,060,577
5.25%, 7/01/19 (b)	6,000	6,892,920
State of New York Dormitory Authority, RB, New York University, Series A (b):
5.00%, 7/01/18	6,498	7,148,407
(AMBAC), 5.00%, 7/01/17	5,707	6,066,724
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	4,500	5,574,690

		34,083,893
State — 6.9%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	9,739	11,338,889
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	7,995	9,796,034

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	27

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$7,850	$9,006,776
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	1,650	1,892,138
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	6,297	6,919,802
State of New York Urban Development Corp., RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,001	1,165,905

		40,119,544
Transportation — 13.0%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	17,999	20,924,316
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT:
5.00%, 10/15/25	7,990	9,455,833
5.00%, 10/15/26	6,000	7,074,120
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,900	4,615,884
State of New York Thruway Authority, Refunding RB:
General, Series H (AGM), 5.00%, 1/01/37	10,000	10,725,800
Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	3,940	4,639,271
Triborough Bridge & Tunnel Authority, Series A, 5.00%, 11/15/46	15,000	17,683,050

		75,118,274

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Utilities — 5.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	$4,094	$4,556,951
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	9,900	11,558,943
Fiscal 2012, Series BB, 5.00%, 6/15/44	3,991	4,590,257
Series FF-2, 5.50%, 6/15/40	2,760	3,149,113
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	5,998	6,985,011

		30,840,275
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.4%		210,840,921
Total Investments (Cost — $842,161,972) — 158.4%		916,890,043
Other Assets Less Liabilities — 2.7%		15,643,600
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.3)%		(105,981,015)
VRDP Shares, at Liquidation Value — (42.8)%		(247,700,000)

Net Assets Applicable to Common Shares — 100.0%		$578,852,628

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $12,778,278. See Note 4 of the Notes to Financial Statements for details.

During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BIF New York Municipal Money Fund	19,904,130	(19,904,130)	—	$1,419

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(71)	5-Year U.S. Treasury Note	March 2016	$8,567,703	$(127,913)
(125)	10-Year U.S. Treasury Note	March 2016	$16,197,266	(368,211)
(59)	Long U.S. Treasury Bond	March 2016	$9,500,844	(366,858)
(14)	Ultra U.S. Treasury Bond	March 2016	$2,326,625	(95,612)
Total				$(958,594)

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$958,594	—	$958,594

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	—	—	$(380,212)	—	$(380,212)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(796,984)	—	$(796,984)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$26,038,945

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$916,890,043	—	$916,890,043

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(958,594)	—	—	$(958,594)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$536,350	—	—	$536,350
Liabilities:
Bank overdraft	—	$(4,303,274)	—	(4,303,274)
TOB Trust Certificates	—	(105,963,118)	—	(105,963,118)
VRDP Shares	—	(247,700,000)	—	(247,700,000)

Total	$536,350	$(357,966,392)	—	$(357,430,042)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	29

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$3,605	$4,202,492
City of Birmingham Albama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (b)	2,920	2,844,927

		7,047,419
Alaska — 1.5%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	3,091,187
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/19 (a)	6,450	7,603,195
6.00%, 9/01/28	3,700	4,336,474

		15,030,856
Arizona — 0.4%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	175	183,122
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,426,134

		3,609,256
California — 14.3%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24	10,000	10,713,400
Alameda County Joint Powers Authority, Refunding RB, 5.00%, 12/01/34	6,990	7,486,220
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,780,128
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,875,488
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	2,965	3,435,961
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	360	360,104
California State University, RB, Systemwide, Series A, 5.50%, 11/01/39	1,525	1,739,019
California State University, Refunding RB, Series A:
5.00%, 5/01/17 (a)	1,510	1,594,862
5.00%, 11/01/37	2,035	2,128,345
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,565,829
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/47	4,000	4,285,360
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	2,056,370
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	12,523,646
Series A-1, 5.75%, 3/01/34	2,300	2,713,494
Coast Community College District, GO, Election of 2002, Series C (AGM), 0.00%, 8/01/16 (a)(c)	8,100	3,229,146
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	5,000	5,229,600
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	10,000	10,848,100
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,230,495
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/34 (c)	5,000	1,841,600

Municipal Bonds	Par (000)	Value
California (continued)
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (c)	$5,110	$3,029,617
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (c)	5,000	2,584,750
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	1,200	1,280,952
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	3,975	2,928,462
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (c)	7,620	3,077,108
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,736,000
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (c):
0.00%, 8/01/35	7,820	3,825,075
0.00%, 8/01/36	10,000	4,696,400
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (c):
0.00%, 8/01/37	8,000	3,704,960
0.00%, 8/01/38	12,940	5,756,618
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/16 (a)	2,165	2,215,986
San Diego California Unified School District, GO, CAB, Election of 2008, Series G (c):
0.00%, 7/01/34	1,860	838,953
0.00%, 7/01/35	1,970	834,866
0.00%, 7/01/36	2,960	1,179,590
0.00%, 7/01/37	1,975	740,368
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	3,485	2,094,136
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,092,680
5.00%, 8/01/38	1,600	1,855,616
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,700	3,120,066
5.00%, 10/01/41	2,555	2,958,077
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,042
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,849,878
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (c)	6,545	3,031,382
West Valley-Mission Community College District, GO:
5.00%, 8/01/16 (a)	3,025	3,096,239
5.00%, 8/01/30	575	587,955

		146,762,943
Colorado — 0.9%
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/45	2,800	3,146,920
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	5,655	6,434,768

		9,581,688
Florida — 14.4%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	4,535	5,083,100
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	13,100	14,278,869

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	$2,250	$2,517,975
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	2,025,520
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	3,052,738
5.38%, 10/01/32	3,440	3,891,947
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	6,791,520
Series B-1, 5.75%, 7/01/33	3,700	4,117,175
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	5,695	6,971,534
Series B, AMT, 6.00%, 10/01/30	1,820	2,265,372
Series B, AMT, 6.25%, 10/01/38	1,165	1,449,819
Series B, AMT, 6.00%, 10/01/42	1,865	2,226,064
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/18 (a)	20,095	22,880,569
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	530	606,474
Miami International Airport, Series A (AGM), 5.50%, 10/01/41	19,020	20,958,899
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	14,660	16,593,068
County of Miami-Dade Florida Transit System, RB, Surtax:
5.00%, 7/01/16 (a)	19,800	20,190,654
(AGM), 5.00%, 7/01/35	2,800	3,034,696
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	3,100	3,621,172
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,711,609

		148,268,774
Georgia — 2.1%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,952,132
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,405	1,675,505
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series B, 5.00%, 7/01/17 (a)	10,000	10,535,000
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	395	450,020
5.00%, 4/01/44	1,775	1,956,103

		21,568,760
Hawaii — 0.4%
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,335,280
5.00%, 8/01/28	1,775	2,049,273

		4,384,553
Illinois — 17.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	9,000	10,510,020
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/35	9,280	8,938,774

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GO, Refunding, Series A (continued):
5.00%, 1/01/36	$4,245	$4,084,242
Project, 5.25%, 1/01/33	2,340	2,345,920
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT, Series B, 5.00%, 1/01/31	2,425	2,708,628
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	4,190	4,386,385
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	3,500	3,542,560
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	3,035	3,392,037
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,785,548
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,628,040
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	675,780
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	10,268,871
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	6,113,940
Silver Cross Hospital And Medical Centers, 4.13%, 8/15/37	1,965	2,028,411
Silver Cross Hospital And Medical Centers, 5.00%, 8/15/44	985	1,088,001
Illinois Municipal Electric Agency, RB, Series A (NPFGC) (a):
5.00%, 2/01/17	17,935	18,752,657
5.25%, 2/01/17	15,000	15,721,500
Metropolitan Pier & Exposition Authority, RB, CAB, Series A (NPFGC) (c):
McCormick Place Expansion Project, 0.00%, 12/15/26	8,500	5,730,615
McCormick Place Expansion Project, 0.00%, 12/15/33	20,000	9,347,800
McCormick Place Expansion Project, 0.00%, 6/15/32	14,000	7,030,800
McCormick Place Expansion Project, 0.00%, 12/15/34	41,880	18,620,686
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	9,430	2,587,121
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	2,046,001
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	865	995,070
State of Illinois, GO:
5.25%, 7/01/29	3,160	3,475,305
5.25%, 2/01/33	5,860	6,374,274
5.50%, 7/01/33	2,235	2,507,826
5.25%, 2/01/34	5,360	5,811,312
5.50%, 7/01/38	1,200	1,330,008
5.00%, 2/01/39	7,500	7,893,900
State of Illinois Toll Highway Authority, RB: (a)
Series B, 5.50%, 1/01/18	4,000	4,363,520
Series B (BHAC), 5.50%, 1/01/18	2,000	2,181,760
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	2,580	2,882,015

		183,149,327

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	31

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Indiana — 3.2%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/27	$5,000	$5,480,250
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,422,986
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,514,310
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	2,425	2,626,275
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/17 (a)	3,850	4,006,618
Series B, 6.00%, 1/01/39	5,000	5,676,250
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,292,109
(AGC), 5.25%, 1/01/29	1,350	1,510,258
(AGC), 5.50%, 1/01/38	4,250	4,798,080

		32,327,136
Iowa — 2.6%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	12,650	14,282,988
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	3,045	3,286,103
5.70%, 12/01/27	3,040	3,262,680
5.75%, 12/01/28	1,605	1,721,940
5.80%, 12/01/29	2,050	2,197,539
5.85%, 12/01/30	2,130	2,285,043

		27,036,293
Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,000	1,136,060
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/39 (b)	8,225	6,317,787
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,465,720

		11,919,567
Louisiana — 1.2%
City of New Orleans Louisiana Aviation Board, RB, AMT:
Series A (AGM), 5.25%, 1/01/32	6,405	6,805,504
Series B, 5.00%, 1/01/40	4,825	5,355,895

		12,161,399
Massachusetts — 1.0%
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,409,812
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	3,100	3,240,709
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	3,495	4,056,507

		10,707,028
Michigan — 7.9%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,075	1,216,223
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	5,000	5,046,500
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	3,185	3,768,556

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, RB, Beaumont Health Credit Group, 4.00%, 11/01/46 (d)	$1,340	$1,337,575
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group:
5.00%, 12/01/21 (a)	60	72,818
5.00%, 12/01/39	16,040	18,010,674
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,330	1,493,351
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	10,740,200
5.25%, 9/15/26	6,650	7,133,189
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18 (a)	1,890	2,164,315
Series I, 6.25%, 10/15/38	1,235	1,398,687
Series I (AGC), 5.25%, 10/15/24	1,750	1,999,113
Series I (AGC), 5.25%, 10/15/25	3,250	3,707,567
Series I-A, 5.38%, 10/15/36	2,075	2,414,096
Series I-A, 5.38%, 10/15/41	1,900	2,210,498
Series II-A (AGM), 5.25%, 10/15/36	8,040	9,104,335
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	2,065	2,215,621
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,516,900
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,219,471

		80,769,689
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	845	975,155
6.50%, 11/15/38	4,655	5,278,724

		6,253,879
Nebraska — 0.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,825	7,714,912
Nevada — 1.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,610,000
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	2,000	2,246,400
(AGM), 5.25%, 7/01/39	5,170	5,809,064

		10,665,464
New Jersey — 7.9%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,930	2,160,886
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,920	5,484,865
Series WW, 5.25%, 6/15/33	445	488,485
Series WW, 5.00%, 6/15/34	570	610,499
Series WW, 5.00%, 6/15/36	3,565	3,798,258
Series WW, 5.25%, 6/15/40	1,025	1,109,317
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,325	7,363,185
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	2,044,849
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,135	1,283,776

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT (continued):
5.50%, 12/01/26	$1,635	$1,843,266
5.75%, 12/01/28	180	202,703
5.88%, 12/01/33	6,895	7,768,183
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	3,070	3,225,649
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (c)	18,525	6,967,993
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25 (c)	8,550	6,041,174
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,522,670
Transportation Program, Series AA, 5.00%, 6/15/38	4,990	5,298,232
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,933,440
Transportation System, Series AA, 5.50%, 6/15/39	5,625	6,200,719
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,098,820
Transportation System, Series B, 5.00%, 6/15/42	6,500	6,792,240
Transportation System, Series D, 5.00%, 6/15/32	1,825	1,971,493

		81,210,702
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	1,040	1,199,754
New York — 1.9%
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,197,937
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,938,708
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,920	2,235,379
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,656,445

		19,028,469
Ohio — 2.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,733,200
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,984,301
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,324,907
5.25%, 2/15/33	2,730	3,245,096

		22,287,504
Pennsylvania — 4.6%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	3,305	3,639,763
Pennsylvania Economic Development Financing Authority, RB, AMT, Pennsylvania Bridge Finco LP:
5.00%, 12/31/34	7,115	7,960,760
5.00%, 12/31/38	5,850	6,454,481

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	$11,685	$13,264,812
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	2,020,678
Series C, 5.50%, 12/01/33	1,565	1,908,486
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,325,835
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	3,032,397
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,466,108

		47,073,320
Rhode Island — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	3,000	3,040,980
5.00%, 6/01/50	1,925	1,996,129

		5,037,109
South Carolina — 3.6%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,402,728
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	6,530	7,326,072
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	11,450	13,182,614
Series E, 5.50%, 12/01/53	2,025	2,330,613
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,728,546
Series E, 5.25%, 12/01/55	2,985	3,387,229

		37,357,802
Texas — 15.8%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 1/01/40	1,430	1,611,867
Central Texas Turnpike System, Refunding RB, Series B, 0.00%, 8/15/37 (c)	5,065	2,056,187
City of Houston Texas Utility System, Refunding RB:
Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	5,700	6,652,356
Combined 1st Lien, Series A (AGC), 5.38%, 11/15/38	3,650	4,099,607
Series A (AGM), 5.00%, 11/15/36	10,000	10,668,100
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	1,450	1,645,721
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	5,810	2,510,152
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,444,299
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/18 (a)	10,000	11,147,800
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	12,089,749
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	2,745	3,259,194
5.00%, 11/01/35	5,000	5,620,200
Grand Prairie ISD, GO, Refunding, CAB, 0.00%, 8/15/18 (a)(c)	10,000	4,987,900
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/17 (a)	10,000	10,452,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	33

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Texas (continued)
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	$9,685	$3,758,845
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/43 (c)	31,000	7,976,610
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/28	6,275	7,164,544
1st Tier System, Series A (NPFGC), 5.13%, 1/01/28	20,000	21,360,600
1st Tier System, Series S, 5.75%, 1/01/18 (a)	8,540	9,355,058
1st Tier System, Series SE, 5.75%, 1/01/40	1,460	1,585,837
Series B, 5.00%, 1/01/40	4,170	4,735,160
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	680	287,824
0.00%, 9/15/36	12,195	4,861,781
0.00%, 9/15/37	8,730	3,273,750
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	3,930	4,433,276
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,665	1,883,764
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	11,345	12,499,808

		162,421,989
Utah — 1.8%
Utah Transit Authority, Refunding RB, CAB (c):
Sub-Series A (AGC), 0.00%, 6/15/20	10,000	8,588,600
Sub-Series A (NPFGC), 0.00%, 6/15/24	13,930	9,800,034

		18,388,634
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	80	80,670
Washington — 1.3%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	2,830	3,153,978
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,105,510
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	3,037,231
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,106,644

		13,403,363
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	4,250,350
Total Municipal Bonds — 112.1%		1,150,698,609

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 1.4%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/18 (a)(f)	10,000	11,108,600
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	3,500	3,733,275

		14,841,875

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California — 6.8%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (f)	$7,996	$8,717,444
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	18,435	19,280,560
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	21,844,400
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (a)	1,555	1,710,972
5.00%, 5/01/33	7,815	8,486,212
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	5,248	6,179,806
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,198,492
University of California, RB, Series O, 5.75%, 5/15/19 (a)	2,205	2,556,705

		69,974,591
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	2,469	2,786,111
Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,019	5,283,176
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,932	4,535,308

		9,818,484
District of Columbia — 2.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,595	3,034,818
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	4,277	4,862,329
Metropolitan Washington Airports Authority, RB, Series B, AMT, 5.00%, 10/01/32	10,000	10,588,100
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,854,690

		26,339,937
Florida — 5.3%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	8,760	10,006,285
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (f)	3,300	3,512,751
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,400	5,612,814
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	5,513,196
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	11,702	13,303,032
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,013	13,388,804
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	3,299	3,508,180

		54,845,062
Illinois — 3.8%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,103,000
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	719	752,180
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	3,499	3,896,214

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (continued)
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	$10,000	$11,307,300
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	7,621	8,769,525
Senior, Series B, 5.00%, 1/01/40	2,939	3,390,983
Series A, 5.00%, 1/01/38	5,836	6,552,501

		38,771,703
Kentucky — 0.6%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,710,016
Louisiana — 1.0%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/16 (a)	10,000	10,120,700
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44 (d)	5,591	6,278,079
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,410	2,756,558

		9,034,637
Nevada — 0.6%
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	4,813	5,552,748
5.50%, 7/01/29	510	583,355

		6,136,103
New Jersey — 1.7%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,496,400
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	4,961	5,307,824

		17,804,224
New York — 7.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	15,521	17,749,103
Series DD, 5.00%, 6/15/37	17,567	19,214,121
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	4,740	5,638,467
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,593,253
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	14,280	16,276,915
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	5,015,295

		75,487,154
North Carolina — 0.6%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	6,270	6,420,668
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	5,266,396
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,520	1,721,202

		6,987,598

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
South Carolina — 0.0%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	$119	$121,486
Texas — 4.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,799	2,051,496
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (f)	8,868	9,788,721
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37 (g)	12,955	13,889,025
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	10,431,700
Texas State University Systems, Refunding RB, 5.25%, 3/15/18 (a)	10,000	10,954,200

		47,115,142
Virginia — 0.4%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,944	4,301,397
Washington — 2.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	17,000	18,294,644
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	10,098,550

		28,393,194
Wisconsin — 2.7%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,780	17,089,818
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	2,490	2,765,145
Series C, 5.25%, 4/01/39 (f)	7,459	8,111,227

		27,966,190
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.2%		463,976,272
Total Long-Term Investments (Cost — $1,464,626,216) — 157.3%		1,614,674,881

Short-Term Securities	Shares
BlackRock Liquidity Funds: Muni Cash, 0.02% (h)(i)	8,896,172	8,896,172
Total Short-Term Securities (Cost — $8,896,172) — 0.9%		8,896,172
Total Investments (Cost — $1,473,522,388) — 158.2%		1,623,571,053
Other Assets Less Liabilities — 1.1%		11,221,527
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.6)%		(252,097,036)
VRDP Shares, at Liquidation Value — (34.7)%		(356,400,000)

Net Assets Applicable to Common Shares — 100.0%		$1,026,295,544

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	35

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2016 to December 1, 2029, is $35,702,712. See Note 4 of the Notes to Financial Statements for details.
(g)	Variable rate security. Rate as of period end.

(h)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds: Muni Cash	—	8,896,172	8,896,172	—
FFI Institutional Tax-Exempt Fund	7,593,721	(7,593,721)	—	$2,266

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(113)	5-Year U.S. Treasury Note	March 2016	$13,635,922	$(199,796)
(120)	10-Year U.S. Treasury Note	March 2016	$15,549,375	(330,462)
(80)	Long U.S. Treasury Bond	March 2016	$12,882,500	(464,740)
(9)	Ultra U.S. Treasury Bond	March 2016	$1,495,687	(73,560)
Total				$(1,068,558)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$1,068,558	—	$1,068,558

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	—	—	$(379,254)	—	$(379,254)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(708,846)	—	$(708,846)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$34,658,891

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,614,674,881	—	$1,614,674,881
Short-Term Securities	$8,896,172	—	—	8,896,172

Total	$8,896,172	$1,614,674,881	—	$1,623,571,053

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(1,068,558)	—	—	$(1,068,558)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$627,600	—	—	$627,600
Liabilities:
TOB Trust Certificates	—	$(252,056,991)	—	(252,056,991)
VRDP Shares	—	(356,400,000)	—	(356,400,000)

Total	$627,600	$(608,456,991)	—	$(607,829,391)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	37

Statements of Assets and Liabilities

January 31, 2016 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	BlackRock MuniYield California Quality Fund, Inc. (MCA)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Assets
Investments at value — unaffiliated[1]	$517,264,574	$901,591,955	$916,890,043	$1,614,674,881
Investments at value — affiliated[2]	136,026	3,143,056	—	8,896,172
Cash pledged for financial futures contracts	264,800	331,750	536,350	627,600
Receivables:
Interest	5,292,067	13,426,976	9,299,983	17,267,367
Investments sold	2,973,862	—	5,591,370	6,578,954
TOB Trust	—	—	7,500,000	2,796,152
Deferred offering costs	—	288,980	384,542	507,063
Prepaid expenses	13,528	21,459	21,606	35,729

Total assets	525,944,857	918,804,176	940,223,894	1,651,383,918

Accrued Liabilities
Bank overdraft	—	19,618	4,303,274	—
Payables:
Investments purchased	1,773,815	4,860,766	4,800	9,916,937
Income dividends — Common Shares	1,531,035	2,510,956	2,454,368	5,021,814
Investment advisory fees	238,535	385,200	390,492	691,143
Other accrued expenses	120,021	135,595	142,089	222,382
Interest expense and fees	10,721	24,225	17,897	40,045
Officer’s and Directors’ fees	3,231	221,678	233,844	401,303
TOB Trust	—	—	—	150,000
Variation margin payable on financial futures contracts	82,946	100,032	161,384	187,759

Total accrued liabilities	3,760,304	8,258,070	7,708,148	16,631,383

Other Liabilities
TOB Trust Certificates	57,551,836	180,392,588	105,963,118	252,056,991
VMTP Shares, at liquidation value of $100,000 per share[3,4]	131,000,000	—	—	—
VRDP Shares, at liquidation value of $100,000 per share[3,4]	—	166,500,000	247,700,000	356,400,000

Total other liabilities	188,551,836	346,892,588	353,663,118	608,456,991

Total liabilities	192,312,140	355,150,658	361,371,266	625,088,374

Net Assets Applicable to Common Shareholders	$333,632,717	$563,653,518	$578,852,628	$1,026,295,544

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6]	$300,037,517	$492,909,374	$532,506,126	$946,927,038
Undistributed net investment income	2,443,980	3,057,265	4,252,581	14,247,178
Accumulated net realized loss	(20,553,230)	(351,750)	(31,675,556)	(83,858,779)
Net unrealized appreciation (depreciation)	51,704,450	68,038,629	73,769,477	148,980,107

Net Assets Applicable to Common Shareholders	$333,632,717	$563,653,518	$578,852,628	$1,026,295,544

Net asset value, per Common Share	$14.82	$16.39	$14.62	$15.12

[1] Investments at cost — unaffiliated	$465,063,339	$832,993,800	$842,161,972	$1,464,626,216
[2] Investments at cost — affiliated	$136,026	$3,143,056	—	$8,896,172
[3] Preferred Shares outstanding, par value $0.10 per share	1,310	1,665	2,477	3,564
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	9,490	12,665	14,637	26,364
[5] Common Shares outstanding, par value $0.10 per share	22,515,224	34,396,651	39,586,584	67,862,354
[6] Common Shares authorized	199,990,510	199,987,335	199,985,363	199,973,636

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Statements of Operations

Six Months Ended January 31, 2016 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	BlackRock MuniYield California Quality Fund, Inc. (MCA)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Investment Income
Interest — unaffiliated	$ 11,381,463	$17,989,230	$18,179,411	$35,974,314
Dividends — affiliated	279	—	1,419	2,266

Total income	11,381,742	17,989,230	18,180,830	35,976,580

Expenses
Investment advisory	1,413,184	2,257,664	2,282,579	4,044,850
Professional	47,695	59,622	62,392	93,791
Accounting services	38,421	58,517	57,939	85,345
Officer and Directors	15,280	26,546	26,919	48,457
Transfer agent	18,031	16,952	20,778	38,849
Custodian	13,047	18,764	19,901	30,936
Registration	3,759	5,403	6,229	10,627
Printing	4,600	5,751	6,256	8,854
Rating agency	18,019	18,046	18,107	18,189
Miscellaneous	20,340	23,358	31,235	41,371

Total expenses excluding interest expense, fees and amortization of offering costs	1,592,376	2,490,623	2,532,335	4,421,269
Interest expense, fees and amortization of offering costs[1]	857,192	1,352,721	1,490,959	2,471,300

Total expenses	2,449,568	3,843,344	4,023,294	6,892,569
Less fees waived by the Manager	(20,762)	(3)	(1,061)	(44)

Total expenses after fees waived	2,428,806	3,843,341	4,022,233	6,892,525

Net investment income	8,952,936	14,145,889	14,158,597	29,084,055

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	436,218	1,361,564	1,592,595	544,186
Financial futures contracts	(186,176)	(29,183)	(380,212)	(379,254)

	250,042	1,332,381	1,212,383	164,932

Net change in unrealized appreciation (depreciation) on:
Investments	8,165,643	9,697,030	18,674,588	24,281,677
Financial futures contracts	(460,829)	(516,412)	(796,984)	(708,846)

	7,704,814	9,180,618	17,877,604	23,572,831

Net realized and unrealized gain	7,954,856	10,512,999	19,089,987	23,737,763

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$ 16,907,792	$24,658,888	$33,248,584	$52,821,818

[1] Related to TOB Trusts, VMTP Shares and/or VRDP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	39

Statements of Changes in Net Assets

	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)		BlackRock MuniYield California Quality Fund, Inc. (MCA)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$8,952,936	$17,910,018	$14,145,889	$28,470,659
Net realized gain (loss)	250,042	(182,209)	1,332,381	4,705,645
Net change in unrealized appreciation (depreciation)	7,704,814	2,386,525	9,180,618	(4,111,716)

Net increase in net assets applicable to Common Shareholders resulting from operations	16,907,792	20,114,334	24,658,888	29,064,588

Distributions to Common Shareholders[1]
From net investment income	(9,186,211)	(18,766,439)	(15,065,733)	(30,131,466)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	7,721,581	1,347,895	9,593,155	(1,066,878)
Beginning of period	325,911,136	324,563,241	554,060,363	555,127,241

End of period	$333,632,717	$325,911,136	$563,653,518	$554,060,363

Undistributed net investment income, end of period	$2,443,980	$2,677,255	$3,057,265	$3,977,109

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Statements of Changes in Net Assets

	BlackRock MuniYield New York Quality Fund, Inc. (MYN)		BlackRock MuniYield Quality Fund III, Inc. (MYI)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$14,158,597	$29,525,683	$29,084,055	$59,136,661
Net realized gain (loss)	1,212,383	(434,124)	164,932	2,435,047
Net change in unrealized appreciation (depreciation)	17,877,604	4,215,207	23,572,831	(4,905,446)

Net increase in net assets applicable to Common Shareholders resulting from operations	33,248,584	33,306,766	52,821,818	56,666,262

Distributions to Common Shareholders[1]
From net investment income	(14,767,933)	(30,541,049)	(30,147,172)	(60,336,418)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	18,480,651	2,765,717	22,674,646	(3,670,156)
Beginning of period	560,371,977	557,606,260	1,003,620,898	1,007,291,054

End of period	$578,852,628	$560,371,977	$1,026,295,544	$1,003,620,898

Undistributed net investment income, end of period	$4,252,581	$4,861,917	$14,247,178	$15,310,295

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	41

Statements of Cash Flows

Six Months Ended January 31, 2016 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	BlackRock MuniYield California Quality Fund, Inc. (MCA)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$16,907,792	$24,658,888	$33,248,584	$52,821,818
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	38,001,448	102,311,680	79,439,694	88,837,657
Purchases of long-term investments	(49,148,003)	(118,979,099)	(108,610,451)	(89,397,128)
Net proceeds from sales (purchases) of short-term securities	5,370,182	9,136,568	19,904,130	(1,302,451)
Amortization of premium and accretion of discount on investments	810,211	2,244,021	1,768,763	(1,195,799)
Net unrealized gain on investments	(8,165,643)	(9,697,030)	(18,674,588)	(24,281,677)
Net realized gain on investments	(427,822)	(1,302,060)	(1,569,011)	(540,490)
(Increase) decrease in assets:
Cash pledged for financial futures contracts	43,000	(196,750)	5,000	132,000
Interest receivable	70,297	(997,209)	(338,408)	40,734
Prepaid expenses	15,075	11,170	12,273	7,775
Increase (decrease) in liabilities:
Payables:
Investment advisory fees	5,762	7,363	12,814	13,758
Interest expense and fees	(4,563)	(8,773)	(12,435)	(28,612)
Officer’s and Directors’ fees	(588)	2,070	1,612	4,209
Other accrued expenses	4,249	(9,422)	(4,268)	(2,811)
Variation margin payable on financial futures contracts	(52,429)	40,657	(76,710)	(137,679)

Net cash provided by operating activities	3,428,968	7,222,074	5,106,999	24,971,304

Cash Used for Financing Activities
Cash dividends paid to Common Shareholders	(9,186,211)	(15,065,733)	(14,767,933)	(30,147,172)
Proceeds from TOB Trust Certificates	6,197,668	25,628,952	5,350,589	12,355,677
Repayments of TOB Trust Certificates	(440,425)	(17,810,675)	(601)	(7,189,893)
Increase in bank overdraft	—	19,618	4,303,274	—
Amortization of deferred offering costs	—	5,764	7,672	10,084

Net cash used for financing activities	(3,428,968)	(7,222,074)	(5,106,999)	(24,971,304)

Cash
Net increase in cash	—	—	—	—
Cash at beginning of period	—	—	—	—

Cash at end of period	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$861,755	$1,355,730	$1,495,722	$2,489,828

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.48		$14.42	$13.27	$15.18	$13.07		$13.57

Net investment income[1]	0.40		0.80	0.82	0.81	0.86		0.89
Net realized and unrealized gain (loss)	0.35		0.09	1.18	(1.87)	2.14		(0.49)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	(0.01)		(0.02)

Net increase (decrease) from investment operations	0.75		0.89	2.00	(1.06)	2.99		0.38

Distributions to Common Shareholders from net investment income[2]	(0.41)		(0.83)	(0.85)	(0.85)	(0.88)		(0.88)

Net asset value, end of period	$14.82		$14.48	$14.42	$13.27	$15.18		$13.07

Market price, end of period	$13.75		$13.13	$12.94	$12.32	$15.55		$12.46

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.49%	[4]	6.84%	16.19%	(7.41)%	23.64%		3.19%

Based on market price	7.94%	[4]	7.96%	12.30%	(16.08)%	32.85%		(6.38)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.49%	[5]	1.50%	1.61%	1.66%	1.52%	[6]	1.30%	[6]

Total expenses after fees waived	1.48%	[5]	1.49%	1.56%	1.60%	1.46%	[6]	1.23%	[6]

Total expenses after fees waived and excluding interest expense, fees and amortization of offering costs[7]	0.96%	[5]	0.96%	0.95%	0.97%	1.00%	[6,8]	1.07%	[6]

Net investment income	5.44%	[5]	5.41%	6.01%	5.36%	6.05%	[6]	6.93%	[6]

Distributions to AMPS Shareholders	—		—	—	—	0.04%		0.17%

Net investment income to Common Shareholders	5.44%	[5]	5.41%	6.01%	5.36%	6.01%		6.76%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$333,633		$325,911	$324,563	$298,707	$341,144		$293,356

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$131,000

Asset coverage per AMPS at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$80,983

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$131,000		$131,000	$131,000	$131,000	$131,000		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$354,681		$348,787	$347,758	$328,021	$360,416		—

Portfolio turnover rate	8%		13%	28%	40%	36%		24%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VMTP Shares, respectively.

[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.97%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	43

Financial Highlights	BlackRock MuniYield California Quality Fund, Inc. (MCA)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$16.11		$16.14	$14.83	$16.60	$14.31		$14.66

Net investment income[1]	0.41		0.83	0.87	0.88	0.90		0.91
Net realized and unrealized gain (loss)	0.31		0.02	1.35	(1.74)	2.28		(0.37)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—		(0.02)

Net increase (decrease) from investment operations	0.72		0.85	2.22	(0.86)	3.18		0.52

Distributions to Common Shareholders from net investment income[2]	(0.44)		(0.88)	(0.91)	(0.91)	(0.89)		(0.87)

Net asset value, end of period	$16.39		$16.11	$16.14	$14.83	$16.60		$14.31

Market price, end of period	$15.76		$14.71	$14.37	$13.66	$16.59		$13.00

Total Return Applicable to Common Shareholders[3]
Based on net asset value	4.69%	[4]	5.76%	16.04%	(5.41)%	23.15%		4.21%

Based on market price	10.24%	[4]	8.47%	12.16%	(12.83)%	35.48%		(1.01)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.38%	[5]	1.32%	1.40%	1.48%	1.62%		1.50%	[6]

Total expenses after fees waived	1.38%	[5]	1.32%	1.40%	1.48%	1.61%		1.49%	[6]

Total expenses after fees waived and excluding interest expense, fees and amortization of offering costs[7]	0.89%	[5]	0.86%	0.90%	0.92%	1.20%	[8]	1.15%	[6]

Net investment income	5.06%	[5]	5.09%	5.63%	5.37%	5.79%		6.49%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—		0.16%

Net investment income to Common Shareholders	5.06%	[5]	5.09%	5.63%	5.37%	5.79%		6.33%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$563,654		$554,060	$555,127	$510,018	$570,559		$491,798

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$166,500		$166,500	$166,500	$166,500	$166,500		$166,500

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$438,531		$432,769	$433,410	$406,317	$442,678		$395,374

Portfolio turnover rate	12%		36%	15%	25%	34%		26%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VRDP Shares, respectively.

[8]

For the year ended July 30, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.95%.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.16		$14.09	$13.17	$15.07	$13.44		$13.89

Net investment income[1]	0.36		0.75	0.78	0.83	0.83		0.87
Net realized and unrealized gain (loss)	0.47		0.09	0.97	(1.88)	1.65		(0.44)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—		(0.03)

Net increase (decrease) from investment operations	0.83		0.84	1.75	(1.05)	2.48		0.40

Distributions to Common Shareholders from net investment income[2]	(0.37)		(0.77)	(0.83)	(0.85)	(0.85)		(0.85)

Net asset value, end of period	$14.62		$14.16	$14.09	$13.17	$15.07		$13.44

Market price, end of period	$13.63		$13.13	$12.71	$12.34	$15.11		$12.60

Total Return Applicable to Common Shareholders[3]
Based on net asset value	6.17%	[4]	6.54%	14.21%	(7.33)%	19.10%		3.36%

Based on market price	6.74%	[4]	9.52%	9.95%	(13.40)%	27.38%		(0.81)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.41%	[5]	1.44%	1.50%	1.53%	1.65%		1.34%	[6]

Total expenses after fees waived	1.41%	[5]	1.44%	1.50%	1.53%	1.65%		1.33%	[6]

Total expenses after fees waived and excluding interest expense, fees and amortization of offering costs[7]	0.89%	[5]	0.89%	0.91%	0.91%	1.27%	[8]	1.14%	[6]

Net investment income	4.98%	[5]	5.22%	5.82%	5.59%	5.78%		6.55%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—		0.21%

Net investment income to Common Shareholders	4.98%	[5]	5.22%	5.82%	5.59%	5.78%		6.34%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$578,853		$560,372	$557,606	$521,263	$594,807		$530,058

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$247,700		$247,700	$247,700	$247,700	$247,700		$247,700

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$333,691		$326,230	$325,114	$310,441	$340,132		$313,992

Portfolio turnover rate	10%		20%	18%	10%	17%		18%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VRDP Shares, respectively.

[8]

For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.92%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	45

Financial Highlights	BlackRock MuniYield Quality Fund III, Inc. (MYI)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.79		$14.84	$13.64	$15.32	$13.19		$13.67

Net investment income[1]	0.43		0.87	0.89	0.89	0.87		0.89
Net realized and unrealized gain (loss)	0.34		(0.03)	1.18	(1.70)	2.13		(0.48)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—		(0.03)

Net increase (decrease) from investment operations	0.77		0.84	2.07	(0.81)	3.00		0.38

Distributions to Common Shareholders from net investment income[2]	(0.44)		(0.89)	(0.87)	(0.87)	(0.87)		(0.86)

Net asset value, end of period	$15.12		$14.79	$14.84	$13.64	$15.32		$13.19

Market price, end of period	$14.94		$14.04	$13.46	$12.80	$15.81		$12.17

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.41%	[4]	6.12%	16.23%	(5.66)%	23.45%		3.22%

Based on market price	9.72%	[4]	11.06%	12.35%	(14.21)%	38.08%		(8.12)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.36%	[5]	1.39%	1.47%	1.43%	1.57%		1.32%	[6]

Total expenses after fees waived	1.36%	[5]	1.39%	1.47%	1.43%	1.56%		1.32%	[6]

Total expenses after fees waived and excluding interest expense, fees and amortization of offering costs[7]	0.87%	[5]	0.88%	0.91%	0.89%	1.19%	[8]	1.12%	[6]

Net investment income	5.75%	[5]	5.78%	6.35%	5.83%	6.04%		6.85%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—		0.22%

Net investment income to Common Shareholders	5.75%	[5]	5.78%	6.35%	5.83%	6.04%		6.63%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$1,026,296		$1,003,621	$1,007,291	$925,812	$1,036,022		$890,985

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$356,400		$356,400	$356,400	$356,400	$356,400		$356,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$387,962		$381,600	$382,629	$359,768	$390,691		$349,996

Portfolio turnover rate	6%		11%	15%	9%	18%		12%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VRDP Shares, respectively.

[8]

For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.90%.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock MuniHoldings Quality Fund ll, Inc.	MUE	Maryland	Non-diversified
BlackRock MuniYield California Quality Fund, Inc.	MCA	Maryland	Non-diversified
BlackRock MuniYield New York Quality Fund, Inc.	MYN	Maryland	Non-diversified
BlackRock MuniYield Quality Fund III, Inc.	MYI	Maryland	Non-diversified

The Boards of Directors of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors thereof are collectively referred to throughout this report as “Directors.” The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) or certain borrowings (e.g., TOB transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, if applicable. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued guidance to simplify the presentation of debt issuance costs in financial statements. Under the new guidance, a Fund is required to present such costs in the Statements of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability rather than as an asset.

The standard is effective for financial statements with fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Although still evaluating the potential impacts of this new guidance, management expects that the effects of the Funds’ adoption will be limited to the reclassification of any unamortized debt issuance costs on the Statements of Assets and Liabilities and the modification of related accounting policy disclosures in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	47

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Directors of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments have been included in the Schedules of Investments.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of TOB transactions. The Funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Fund generally provide the Fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB Trust into which each Fund has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Fund, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider (defined below). In the case of an MTE, after the payment of fees, the TOB Trust Certificate holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificate holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended January 31, 2016, no TOB Trusts in which a Fund participated were terminated without the consent of a Fund.

While a Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally do not allow a Fund to borrow money for purposes of making investments. The Funds’ management believes that a Fund’s restrictions on borrowings do not apply to the secured borrowings. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedules of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	49

Notes to Financial Statements (continued)

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2016, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed to ensure that no banking entity is sponsoring the TOB Trust. Specifically, a Fund will establish, structure and “sponsor” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank will be performed by, or on behalf of, the Funds. The Funds have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts.

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedules of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to comply with the Volcker Rule, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended January 31, 2016, the following table is a summary of the Funds’ TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Interest Rates	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
MUE	$108,241,315	$57,551,836	0.01% - 0.26%	$52,973,454	0.64%
MCA	$400,683,419	$180,392,588	0.01% - 0.21%	$176,007,636	0.60%
MYN	$210,840,920	$105,963,118	0.01% - 0.16%	$95,028,631	0.65%
MYI	$450,087,247	$252,056,991	0.01% - 0.55%	$246,583,061	0.59%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residual holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The municipal bonds transferred to TOB Trusts with a credit enhancement are identified in the Schedules of Investments including the maximum potential amounts owed by the Funds.

[2]

The Funds may invest in TOB Trusts on either a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, the Funds will usually enter into a reimbursement agreement with the Liquidity Provider where the Funds are required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by the Funds at January 31, 2016, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by the Funds at January 31, 2016.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the

50	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree[s] to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets:

	MUE	MCA	MYN	MYI
Investment advisory fee	0.55%	0.50%	0.50%	0.50%

Average daily net assets are the average daily value of each Fund’s total assets minus its total accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares).

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the six months ended January 31, 2016, the amounts waived were as follows:

	MUE	MCA	MYN	MYI
Amount waived	$5	$3	$1,061	$44

The Manager for MUE voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares). This amount is included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2016, the amount waived was $20,757.

Officers and Directors Fees

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

7. Purchases and Sales:

For the six months ended January 31, 2016, purchases and sales of investments excluding short-term securities, were as follows:

	MUE	MCA	MYN	MYI
Purchases	$50,921,818	$113,002,070	$99,769,816	$92,679,424
Sales	$40,975,310	$102,311,680	$84,991,064	$94,021,236

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	51

Notes to Financial Statements (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended July 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of period end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MUE	MCA	MYN	MYI
No expiration date[1]	$10,465,379	—	$21,358,339	$3,213,661
2016	—	—	2,330,288	25,066,903
2017	3,385,582	—	2,295,738	21,251,301
2018	6,013,130	$1,967,494	3,370,191	26,460,028
2019	—	—	1,287,746	—

Total	$19,864,091	$1,967,494	$30,642,302	$75,991,893

[1]	Must be utilized prior to losses subject to expiration.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	MUE	MCA	MYN	MYI
Tax cost	$408,246,488	$655,416,290	$737,194,473	$1,226,813,539

Gross unrealized appreciation	$52,218,314	$68,957,806	$74,993,057	$150,372,627
Gross unrealized depreciation	(616,038)	(31,673)	(1,260,605)	(5,672,104)

Net unrealized appreciation	$51,602,276	$68,926,133	$73,732,452	$144,700,523

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

The new TOB Trust structure resulting from the compliance with Volcker Rule remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Funds and any alternative forms of leverage may be more or less advantageous to the Funds than existing TOB leverage.

Should short-term interest rates rise, the Funds’ investments in TOB transactions may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

The SEC and various federal banking and housing agencies recently adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which take effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s Municipal Bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: MCA and MYN invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, MUE and MYN invested a significant portion of their assets in securities in the county, city, special district, school district and transportation sectors. MCA invested a significant portion of its assets in securities in the county, city, special district, school district and utilities sectors. MYI invested a significant portion of its assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds may invest in municipal bonds below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid and have more volatile prices than higher quality securities.

10. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

Common Shares

For the six months ended January 31, 2016 and the year ended July 31, 2015, shares issued and outstanding remained constant.

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Fund’s Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of a Fund. The 1940 Act prohibits the declaration of any dividend on a Fund’s Common Shares or the repurchase of a Fund’s

SEMI-ANNUAL REPORT	JANUARY 31, 2016	53

Notes to Financial Statements (continued)

Common Shares if a Fund fails to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if a Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MCA, MYN and MYI (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and are currently in a special rate period, each as described below.

As of period end, the VRDP Shares outstanding of each Fund were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MCA	4/21/11	1,665	$166,500,000	5/01/41
MYN	4/21/11	2,477	$247,700,000	5/01/41
MYI	5/19/11	3,564	$356,400,000	6/01/41

Redemption Terms: Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, VRDP Funds are required to redeem certain of its outstanding VRDP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of VRDP Funds. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of the VRDP Shares prior to the initial termination date of the fee agreement, VRDP Funds must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Liquidity Feature: The VRDP Funds entered into a fee agreement with the liquidity provider that may require a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreement between the VRDP Funds and the liquidity provider is for a 364 day term and is scheduled to expire on July 7, 2016, unless renewed or terminated in advance.

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, the VRDP Funds are required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Funds are required to begin to segregate liquid assets with their custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: The VRDP Funds may incur remarketing fees of 0.10% on the aggregate principal amount of all the VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. No remarketing fees are incurred during any special rate period (as described below).

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. As of period end, the VRDP Shares were assigned a long-term rating of Aaa for MCA and MYN and Aa1 for MYI from Moody’s. The VRDP Shares were assigned a long-term rating of AAA from Fitch.

For the six months ended January 31, 2016, the annualized dividend rates for the VRDP Shares were as follows:

	MCA	MYN	MYI
Rate	0.91%	0.91%	0.91%

54	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation value, which approximates fair value, of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

Ratings: The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating.

Special Rate Period: On June 21, 2012, the VRDP Funds commenced a three-year term ending June 24, 2015 (“special rate period”) with respect to their VRDP Shares. In May 2015, the special rate period was extended to June 22, 2016. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special period.

If the VRDP Funds redeem the VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. Prior to June 22, 2016, the holder of the VRDP Shares and VRDP Funds may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors.

For the six months ended January 31, 2016, VRDP Shares issued and outstanding of each Fund remained constant.

VMTP Shares

MUE has issued Series W-7 VMTP Shares, $100,000 liquidation value per share, in a privately negotiated offering and sale of VMTP Shares exempt from registration under the Securities Act.

As of period end, the VMTP Shares outstanding of MUE were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Date
MUE	12/16/11	1,310	$131,000,000	1/02/19

Redemption Terms: MUE is required to redeem its VMTP Shares on the term date, unless earlier redeemed or repurchased or unless extended. There is no assurance that the term of MUE’s VMTP Shares will be extended further or that a MUE ‘s VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to term date, MUE is required to begin to segregate liquid assets with the MUE’s custodian to fund the redemption. In addition, MUE is required to redeem certain of its outstanding VMTP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, a MUE ‘s VMTP Shares may be redeemed, in whole or in part, at any time at the option of MUE. The redemption price per VMTP Share is equal to the liquidation value per share plus any outstanding unpaid dividends and applicable redemption premium. If MUE redeems the VMTP Shares on a date that is one year or more prior to the term date and the VMTP Shares are rated above A1/A+ by Moody’s and Fitch, respectively, then such redemption is subject to a prescribed redemption premium (up to 3% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining to the term date, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. The VMTP Shares are subject to certain restrictions on transfer, and MUE may also be required to register the VMTP Shares for sale under the Securities Act under certain circumstances. In addition, amendments to the VMTP governing document generally require the consent of the holders of VMTP Shares.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by Moody’s and Fitch. At the date of issuance, the VMTP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VMTP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VMTP Shares were assigned a long-term rating of Aa1 from Moody’s under its new rating methodology. The VMTP Shares continue to be assigned a long-term rating of AAA from Fitch. The dividend rate on the VMTP Shares is subject to a step-up spread if the MUE fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and maintaining certain asset coverage and leverage requirements.

For the six months ended January 31, 2016, the average annualized dividend rate for the VMTP Shares was 1.01%.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	55

Notes to Financial Statements (concluded)

Financial Reporting: The VMTP Shares are considered debt of the issuer; therefore the liquidation value, which approximates fair value, of the VMTP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

For the six months ended January 31, 2016, MUE’s VMTP Shares issued and outstanding remained constant.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares and/or VMTP Shares. For VRDP Shares, these costs were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. For VMTP Shares, these costs were recorded as a deferred charge and will be amortized over the 3-year life of the VMTP Shares. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 1, 2016 to Common Shareholders of record on February 16, 2016:

Common Dividend Per Share
MUE	$0.0680
MCA	$0.0730
MYN	$0.0620
MYI	$0.0740

Additionally, the Funds declared a net investment income dividend on March 1, 2016 payable to Common Shareholders of record on March 15, 2016 for the same amounts noted above, except the amount for MCA was $0.0700.

The dividends declared on VMTP or VRDP Shares for the period February 1, 2016 to February 29, 2016 were as follows:

	Preferred Shares	Series	Dividend Declared
MUE	VMTP Shares	W-7	$104,836
MCA	VRDP Shares	W-7	$120,053
MYN	VRDP Shares	W-7	$178,601
MYI	VRDP Shares	W-7	$256,978

56	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Officers and Directors

Richard E. Cavanagh, Chair of the Board and Director

Karen P. Robards, Vice Chair of the Board, Chairperson of the Audit Committee and Director

Michael J. Castellano, Director and Member of the Audit Committee

Frank J. Fabozzi, Director and Member of the Audit Committee

Jerrold B. Harris, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director and Member of the Audit Committee

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective September 18, 2015, Robert W. Crothers resigned as a Vice President of the Funds and Jonathan Diorio became a Vice President of the Funds.

Effective December 31, 2015, Kathleen F. Feldstein and James T. Flynn retired as Directors of the Funds.

Effective January 11, 2016, Michael Perilli became co-portfolio manager of MCA. The other portfolio managers of MCA are Ted Jaeckel and Walter O’Connor.

Effective March 1, 2016, Catherine A. Lynch was appointed to serve as a Director and a Member of the Audit Committee of the Funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent The Bank of New York Mellon New York, NY 10289	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	VRDP Remarketing Agent Citigroup Global Markets Inc. New York, NY 10179		Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

VRDP Liquidity Provider Citibank, N.A. New York, NY 10179

SEMI-ANNUAL REPORT	JANUARY 31, 2016	57

Additional Information

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	59

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MHMYINS4-1/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a)	Not Applicable to this semi-annual report
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: April 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: April 1, 2016

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